COMMITMENTS AND CONTINGENCIES (Narrative) (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Wheaton Precious Metals Corp [Member]
Disclosure of contingent liabilities [line items]
Purchase price of acquisition		$ 9,750
Both installment of purchase price received		9,800
Florida Canyon Mine [Member]
Disclosure of contingent liabilities [line items]
Royalty costs		$ 1,700	$ 0
Florida Canyon Mine [Member] | Top Hat [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable	2.50%	2.50%
Florida Canyon Mine [Member] | Maverix [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable	3.25%	3.25%
DeLamar Project [Member] | Wheaton Precious Metals Corp [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable	1.50%	1.50%
DeLamar Project [Member] | Triple Flag [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable	2.50%	2.50%
DeLamar Project [Member] | Triple Flag [Member] | Cumulative royalty payment of C$10 million [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable	1.00%	1.00%
Cumulative royalty payment necessary to reduce NSR payable	$ 10.0	$ 7,400
DeLamar Project [Member] | Third-party landholders [Member] | Bottom of range [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable	2.00%	2.00%
DeLamar Project [Member] | Third-party landholders [Member] | Top of range [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable	5.00%	5.00%
Nevada North Project [Member] | Franco Nevada [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable	1.00%	1.00%
Nevada North Project [Member] | Triple Flag [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable	1.50%	1.50%
Nevada North Project [Member] | Third-party landholders [Member] | Bottom of range [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable	0.05%	0.05%
Nevada North Project [Member] | Third-party landholders [Member] | Top of range [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable	1.50%	1.50%
Nevada North Project [Member] | Third-party landholders [Member] | Franco Nevada [Member] | Bottom of range [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable	0.40%	0.40%
Nevada North Project [Member] | Third-party landholders [Member] | Franco Nevada [Member] | Top of range [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable	1.00%	1.00%
Nevada North Project [Member] | Wildcat Property [Member] | Franco Nevada [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable	0.50%	0.50%
Nevada North Project [Member] | Mountain View Property [Member] | Franco Nevada [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable	0.50%	0.50%
Cerro Colorado District [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable	1.00%	1.00%
Option to reduce net smelter royalty		$ 1,500